Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
SonicShares Global Shipping ETF
Shareholder Report [Line Items]
Fund Name	SonicShares™ Global Shipping ETF
Class Name	SonicShares™ Global Shipping ETF
Trading Symbol	BOAT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SonicShares™ Global Shipping ETF (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sonicshares.com/boat/. You can also request this information by contacting us at (833) 378-0717 or by contacting the Fund at SonicShares™ Global Shipping ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 378-0717
Additional Information Website	https://sonicshares.com/boat/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SonicShares™ Global Shipping ETF	$39	0.69%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.69%
Net Assets	$ 49,301,000
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Thousands)	$49,301
Number of Holdings	50
Portfolio Turnover	11%

Holdings [Text Block]	Sector Breakdown (% of net assets)
Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.